Related Party Transactions (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Dividend Distributed	$ (60,325)	$ (171,267)
Total Irrevocable contributions	(35)	0
Total sale of shares	0	(36,195)
Total dividends received	26,744	22,495
La Rural S. A. [Member]
Statement [Line Items]
Dividends received	4,960	2,027
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Dividends received	387	616
Cresud [Member]
Statement [Line Items]
Dividend Distributed	(57,099)	(162,337)
Helmir [Member]
Statement [Line Items]
Dividend Distributed	(3,226)	(8,930)
Quality Invest S.A. [Member]
Statement [Line Items]
Exchange of shares	0	(36,195)
Puerto Retiro S.A. [Member]
Statement [Line Items]
Total Irrevocable contributions	(35)	0
Cyrsa [Member]
Statement [Line Items]
Dividends received	618	0
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Dividends received	$ 20,779	$ 19,852